Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110
February 6, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Legg Mason Partners Variable Income Trust
(filing relates to Legg Mason Partners Variable Diversified Strategic Income Portfolio
and Variable Global High Yield Bond Portfolio)
(File Nos. 33-40603 and 811-6310)
Ladies and Gentlemen:
     On behalf of Legg Mason Partners Variable Income Trust, a Maryland business trust (the “Registrant”), we are hereby filing Post-Effective Amendment No. 48 to the registration statement for the Registrant (the “Amendment”) relating solely to its series Legg Mason Partners Variable Diversified Strategic Income Portfolio and Variable Global High Yield Bond Portfolio (the “Funds”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).
     The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the appointment of additional subadvisers for the Funds. In addition, the Amendment is undergoing an annual update and reflects a new form of prospectus that is being implemented across the fund complex. The Amendment is to be effective on the 60th day after the filing hereof.
     Please call Barry Hurwitz at (617) 951-8267, the undersigned at (617) 951-8029 or Alisha Telci at (617) 951-8460 with any comments or questions relating to the Amendment.
Sincerely,
/s/ Michelle R. Cirillo
Michelle R. Cirillo